Cash generated from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash generated from operating activities
Profit (loss) from continuing operations	$ (284)	$ (292)	$ (126)
Income tax charge/(credit)	44	18	(77)
Net finance expense	659	479	638
Depreciation and amortization	652	599	583
Exceptional operating items	53	311	123
Share of post-tax losses in equity accounted joint venture	49
Movement in working capital	105	(9)	116
Transaction-related, start-up and other exceptional costs paid	(87)	(92)	(70)
Exceptional restructuring paid	(12)	(23)	(2)
Cash generated from operations	$ 1,179	$ 991	$ 1,185